Derivative Warrant Liabilities (Details) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price	$ 9.20	$ 9.20
Total equity proceeds percentage	60.00%	60.00%
Redemption trigger price	$ 18.00	$ 18.00
Minimum [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Greater of the market value percentage	115.00%	115.00%
Maximum [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Greater of the market value percentage	180.00%	180.00%
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price	$ 11.50	$ 11.50
Description of warrants	• at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	• at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if and only if, the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A Common Stock [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price	$ 9.20	$ 9.20